7. Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2013
ZHEJIANG JIAHUAN
Cost and estimated earnings in excess of billings
		(Unaudited)
	2013	2012
	RMB’000	RMB’000

Prepayments and other receivables	5,141	2,965
Deposits	3,185	4,267

	8,326	7,232

ZHEJIANG TIANLAN
Cost and estimated earnings in excess of billings
	2013	2012
	RMB’000	RMB’000

Contracts costs incurred plus estimated earnings	548,026	198,706
Less: Progress billings	(424,397)	(98,957)

Cost and estimated earnings in excess of billings	123,629	99,749